December 23, 2019

VIA EDGAR

U.S. Securities and Exchange Commission

Division of Investment Management

100 F Street, NE

Washington, DC 20549

RE:	Heartland Group, Inc. (the “Company”) (Registration Nos. 033-11371; 811-04982)

Ladies and Gentlemen:

Transmitted herewith via EDGAR on behalf of the Company, please find the Company’s Registration Statement on Form N-14 relating to the reorganization of the ALPS | WMC Research Value Fund (the “Target Fund”), a series of Financial Investors Trust, into the Heartland Mid Cap Value Fund (the “Acquiring Fund”), a series of the Company (together, the “Reorganization”).

The Acquiring Fund is the legal survivor of the proposed Reorganization.  We have also concluded that the Acquiring Fund is the accounting and performance survivor, as explained and supported in a written analysis that is being provided to the Staff in a separate correspondence filing.

If you have any questions concerning this filing, please do not hesitate to contact me at 414-287-9308.

Very truly yours,

GODFREY & KAHN, S.C.

/s/ Kristen A. Irgens

Kristen A. Irgens